UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF R
                    EGISTERED MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-3105

                      OPPENHEIMER CAPITAL APPRECIATION FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer Capital Appreciation Fund

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.8%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--17.9%
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.9%
Carnival Corp.                                                             1,582,800   $     83,904,228
-----------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.                                               1,843,200         91,607,040
                                                                                        ------------------
                                                                                            175,511,268
-----------------------------------------------------------------------------------------------------------
MEDIA--11.0%
Clear Channel Communications, Inc.                                         2,056,630         69,267,298
-----------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1                                   9,056,825        268,534,861
-----------------------------------------------------------------------------------------------------------
News Corp., Inc., Cl. B                                                    6,089,800        110,164,482
-----------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                          469,500         38,029,500
-----------------------------------------------------------------------------------------------------------
Time Warner, Inc. 1                                                       10,586,200        187,481,602
-----------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A 1                                    2,048,896         61,671,770
-----------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                        5,570,000        193,279,000
-----------------------------------------------------------------------------------------------------------
Walt Disney Co. (The)                                                      3,183,600         85,575,168
                                                                                        ------------------
                                                                                          1,014,003,681
-----------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--2.1%
Federated Department Stores, Inc.                                            983,000         53,868,400
-----------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc. (Holding Co.)                                          522,000         20,149,200
-----------------------------------------------------------------------------------------------------------
Target Corp.                                                               2,350,780        120,406,952
                                                                                        ------------------
                                                                                            194,424,552
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.9%
Best Buy Co., Inc.                                                           935,400         52,737,852
-----------------------------------------------------------------------------------------------------------
Chico's FAS, Inc. 1                                                          304,500         11,753,700
-----------------------------------------------------------------------------------------------------------
Gap, Inc. (The)                                                            3,842,200         83,952,070
-----------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                           1,707,200         71,275,600
-----------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.                                                            792,600         43,854,558
                                                                                        ------------------
                                                                                            263,573,780
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.7%
-----------------------------------------------------------------------------------------------------------
BEVERAGES--2.9%
Anheuser-Busch Cos., Inc.                                                  1,794,300         89,876,487
-----------------------------------------------------------------------------------------------------------
Coca-Cola Co. (The)                                                          872,400         34,294,044
-----------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                              2,920,410        145,757,663
                                                                                        ------------------
                                                                                            269,928,194
-----------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.5%
Costco Wholesale Corp.                                                     1,068,988         51,952,817
-----------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                      2,538,500        132,154,310
-----------------------------------------------------------------------------------------------------------
Walgreen Co.                                                               1,297,400         49,534,732
                                                                                        ------------------
                                                                                            233,641,859
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.7%
Kimberly-Clark Corp.                                                         325,600         20,711,416
-----------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                                                 2,490,200        133,175,896
                                                                                        ------------------
                                                                                            153,887,312
-----------------------------------------------------------------------------------------------------------
PERSONAL PRODUCTS--0.6%
Estee Lauder Cos., Inc. (The), Cl. A                                       1,193,760         52,095,686
-----------------------------------------------------------------------------------------------------------
ENERGY--4.8%
-----------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--1.1%
Halliburton Co.                                                              755,400         31,235,790
-----------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                          1,035,200         67,940,176
                                                                                        ------------------
                                                                                             99,175,966
-----------------------------------------------------------------------------------------------------------
OIL & GAS--3.7%
Amerada Hess Corp.                                                           380,300         33,789,655
-----------------------------------------------------------------------------------------------------------
Burlington Resources, Inc.                                                   640,300         29,716,323
-----------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                                           493,200         20,428,344
-----------------------------------------------------------------------------------------------------------
Exxon Mobil Corp.                                                          3,567,700        182,844,625
-----------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC                                               1,172,738         47,906,347
-----------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                             324,900         27,717,219
                                                                                        ------------------
                                                                                            342,402,513
-----------------------------------------------------------------------------------------------------------
FINANCIALS--10.6%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.6%
Bank of America Corp.                                                      1,003,400         46,427,318
-----------------------------------------------------------------------------------------------------------
Commerce Bancorp, Inc.                                                       166,000         10,370,020
                                                                                        ------------------
                                                                                             56,797,338
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--7.7%
American Express Co.                                                       2,041,840        113,750,906
-----------------------------------------------------------------------------------------------------------
Bear Stearns Cos., Inc. (The)                                                519,600         50,702,568
-----------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                            4,560,200        204,068,950
-----------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                              546,300         57,230,388
-----------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                       3,081,720        116,026,758
-----------------------------------------------------------------------------------------------------------
MBNA Corp.                                                                 1,209,500         32,124,320
-----------------------------------------------------------------------------------------------------------
Morgan Stanley                                                             2,661,100        135,050,825
                                                                                        ------------------
                                                                                            708,954,715
-----------------------------------------------------------------------------------------------------------
INSURANCE--2.3%
American International Group, Inc.                                         1,777,600        112,610,960
-----------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                                                 1,495,000         73,180,250
-----------------------------------------------------------------------------------------------------------
XL Capital Ltd., Cl. A                                                       305,200         22,999,872
                                                                                        ------------------
                                                                                            208,791,082
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--15.3%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.7%
Amgen, Inc. 1                                                              1,985,900        119,233,436
-----------------------------------------------------------------------------------------------------------
Applera Corp./Applied Biosystems Group                                       787,580         16,145,390
-----------------------------------------------------------------------------------------------------------
Digene Corp. 1                                                               742,571         17,957,594
-----------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                                                    2,155,000         74,261,300
-----------------------------------------------------------------------------------------------------------
Martek Biosciences Corp. 1                                                    81,900          3,183,453
-----------------------------------------------------------------------------------------------------------
MedImmune, Inc. 1                                                            569,000         15,135,400
                                                                                        ------------------
                                                                                            245,916,573
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--4.3%
Medtronic, Inc.                                                            3,805,195        182,839,620
-----------------------------------------------------------------------------------------------------------
Millipore Corp. 1                                                          1,685,700         82,127,304
-----------------------------------------------------------------------------------------------------------
PerkinElmer, Inc.                                                          1,763,100         37,606,923
-----------------------------------------------------------------------------------------------------------
Stryker Corp.                                                              1,347,300         59,267,727
-----------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                                               420,900         17,711,472
-----------------------------------------------------------------------------------------------------------
Waters Corp. 1                                                               387,600         18,085,416
                                                                                        ------------------
                                                                                            397,638,462
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--0.5%
Laboratory Corp. of America Holdings 1                                       362,900         17,401,055
-----------------------------------------------------------------------------------------------------------
Pharmaceutical Product Development, Inc. 1                                   436,600         18,385,226
-----------------------------------------------------------------------------------------------------------
Quest Diagnostics, Inc.                                                       99,100          9,290,625
                                                                                        ------------------
                                                                                             45,076,906
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--7.8%
Eli Lilly & Co.                                                            1,440,600         76,827,198
-----------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                          2,777,200        167,520,704
-----------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                                          1,873,421         52,493,256
-----------------------------------------------------------------------------------------------------------
Novartis AG                                                                2,340,028        112,094,691
-----------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                               7,016,689        194,853,454
-----------------------------------------------------------------------------------------------------------
Roche Holdings AG                                                            214,667         22,600,491
-----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd., Sponsored ADR                         3,324,950         90,704,636
                                                                                        ------------------
                                                                                            717,094,430
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.3%
-----------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--3.8%
Boeing Co.                                                                   510,400         27,342,128
-----------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR                                  1,450,300         40,564,891
-----------------------------------------------------------------------------------------------------------
Honeywell International, Inc.                                              1,168,200         41,272,506
-----------------------------------------------------------------------------------------------------------
L-3 Communications Holdings, Inc.                                            641,100         47,710,662
-----------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                      1,297,500         78,939,900
-----------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                       524,000         29,516,920
-----------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                                                       175,700          7,003,402
-----------------------------------------------------------------------------------------------------------
United Technologies Corp.                                                    764,500         74,599,910
                                                                                        ------------------
                                                                                            346,950,319
-----------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--2.0%
Expeditors International of Washington, Inc.                                 824,306         43,902,538
-----------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                  571,800         54,338,154
-----------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., Cl. B                                           998,400         84,015,360
                                                                                        ------------------
                                                                                            182,256,052
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.9%
Manpower, Inc.                                                               443,400         21,447,258
-----------------------------------------------------------------------------------------------------------
Waste Management, Inc.                                                     2,169,800         64,681,738
                                                                                        ------------------
                                                                                             86,128,996
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.1%
Rockwell Automation, Inc.                                                    221,100         10,458,030
-----------------------------------------------------------------------------------------------------------
INDUSTRIAL CONGLOMERATES--5.8%
General Electric Co.                                                      13,085,500        462,703,280
-----------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                    2,190,700         74,418,079
                                                                                        ------------------
                                                                                            537,121,359
-----------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Ingersoll-Rand Co., Cl. A                                                    864,500         64,336,090

-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--22.5%
-----------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--4.3%
Cisco Systems, Inc. 1                                                      9,530,040        178,307,048
-----------------------------------------------------------------------------------------------------------
Lucent Technologies, Inc. 1                                                6,948,100         27,306,033
-----------------------------------------------------------------------------------------------------------
Motorola, Inc.                                                             2,873,000         55,333,980
-----------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR                                                 4,050,500         65,496,585
-----------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, Sponsored ADR 1                           1,999,400         66,480,050
                                                                                        ------------------
                                                                                            392,923,696
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--3.9%
Dell, Inc. 1                                                               2,421,400         98,115,128
-----------------------------------------------------------------------------------------------------------
EMC Corp. 1                                                                1,164,800         15,631,616
-----------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                      2,220,100        209,222,224
-----------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                                                   6,243,900         34,653,645
                                                                                        ------------------
                                                                                            357,622,613
-----------------------------------------------------------------------------------------------------------
ELECTRONIC EQUIPMENT & INSTRUMENTS--1.3%
Agilent Technologies, Inc. 1                                               2,321,100         53,129,979
-----------------------------------------------------------------------------------------------------------
Ingram Micro, Inc., Cl. A 1                                                  829,900         15,967,276
-----------------------------------------------------------------------------------------------------------
Tektronix, Inc.                                                            1,647,000         51,666,390
                                                                                        ------------------
                                                                                            120,763,645
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--1.8%
VeriSign, Inc. 1                                                             208,800          6,869,520
-----------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                                             4,118,300        154,930,446
                                                                                        ------------------
                                                                                            161,799,966
-----------------------------------------------------------------------------------------------------------
IT SERVICES--0.3%
Accenture Ltd., Cl. A 1                                                    1,087,400         28,207,156
-----------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--3.4%
Altera Corp. 1                                                               580,700         13,170,276
-----------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                       1,134,440         41,917,558
-----------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                                                      897,900         29,199,708
-----------------------------------------------------------------------------------------------------------
Intel Corp.                                                                7,386,140        165,080,229
-----------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                    2,804,600         67,815,228
                                                                                        ------------------
                                                                                            317,182,999
-----------------------------------------------------------------------------------------------------------
SOFTWARE--7.5%
Adobe Systems, Inc.                                                        1,828,134        110,711,795
-----------------------------------------------------------------------------------------------------------
Cadence Design Systems, Inc. 1                                             2,378,700         32,683,338
-----------------------------------------------------------------------------------------------------------
Citrix Systems, Inc. 1                                                     1,798,380         42,459,752
-----------------------------------------------------------------------------------------------------------
Mercury Interactive Corp. 1                                                1,027,100         46,846,031
-----------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                           12,926,711        346,565,122
-----------------------------------------------------------------------------------------------------------
Novell, Inc. 1                                                             1,518,800          9,264,680
-----------------------------------------------------------------------------------------------------------
SAP AG, Sponsored ADR                                                      2,326,300        103,520,350
                                                                                        ------------------
                                                                                            692,051,068
-----------------------------------------------------------------------------------------------------------
MATERIALS--2.5%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--2.4%
Air Products & Chemicals, Inc.                                             1,087,700         62,270,825
-----------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                             629,400         31,765,818
-----------------------------------------------------------------------------------------------------------
E.I. DuPont de Nemours & Co.                                                 700,700         31,755,724
-----------------------------------------------------------------------------------------------------------
Praxair, Inc.                                                              2,111,800         94,819,820
                                                                                        ------------------
                                                                                            220,612,187
-----------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Alcan, Inc.                                                                  182,100          9,287,100
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--1.2%
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
Sprint Corp.                                                               2,120,300         48,364,043
-----------------------------------------------------------------------------------------------------------
Telefonos de Mexico SA de CV, Sponsored ADR                                1,360,900         47,645,109
                                                                                        ------------------
                                                                                             96,009,152
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--0.2%
AT&T Corp.                                                                   925,100         16,929,330
                                                                                        ------------------
Total Common Stocks (Cost $8,188,385,932)                                                 8,819,554,075
                                                                           Principal
                                                                              Amount
-----------------------------------------------------------------------------------------------------------
SHORT-TERM NOTES--2.4%
Gemini Securitization Corp., 2.23%, 1/4/05 2                             $38,671,000         38,589,555
-----------------------------------------------------------------------------------------------------------
Sheffield Receivables Corp., 1.94%, 12/1/04 2                             50,000,000         50,000,000
-----------------------------------------------------------------------------------------------------------
Windmill Funding Corp.:                                                   50,000,000         49,957,292
2.05%, 12/16/04 2
2.10%, 12/28/04 2                                                         29,682,000         29,635,251
-----------------------------------------------------------------------------------------------------------
Yorktown Capital LLC, 2.22%, 1/12/05 2                                    50,000,000         49,870,500
                                                                                        ------------------
Total Short-Term Notes (Cost $218,052,598)                                                  218,052,598
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--1.8%
Undivided interest of 42.25% in joint
repurchase agreement (Principal Amount/Value
$400,592,000, with a maturity value of
$400,613,587) with DB Alex Brown LLC, 1.94%,
dated 11/30/04, to be repurchased at
$169,277,122 on 12/1/04, collateralized by
U.S. Treasury Bonds, 3.625%--4.25%, 5/15/13--
11/15/13, with a value of $408,667,868
(Cost $169,268,000)                                                        169,268,000        169,268,000
-----------------------------------------------------------------------------------------------------------

Total Investments, at Value (Cost $8,575,706,530)                                100.0%     9,206,874,673
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                    0.0          3,988,027
                                                                     -------------------------------------
Net Assets                                                                       100.0%  $  9,210,862,700
                                                                     =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $218,052,598, or 2.36% of the Fund's net assets, and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.

FEDERAL TAX. The aggregate cost of securities and other investme appreciation and depreciation of securities and other investment November 30, 2004 are noted below. The primary difference betwe depreciation of securities and other investments, if applicable, losses.

Federal tax cost of securities           $ 8,603,694,522
                                         ===============

Gross unrealized appreciation            $ 1,141,326,359
Gross unrealized depreciation               (538,146,210)
                                         ---------------
Net unrealized appreciation              $   603,180,149
                                         ===============


For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)